Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of amounts due from related parties
		As of December 31,
		2020	2019
Guardforce Group Limited	(a)	$-	$11,966
Guardforce TH Group Company Limited	(a)	6,026	92,078
Guardforce AI Technology Limited	(a)	-	850
Guardforce AI Service Limited	(a)	-	850
Bangkok Bank Public Company Limited	(b)	443	-
Guardforce Limited	(c)	20,647	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(d)	346,152	-
		$373,268	$105,744

Schedule of long-term loan to related party
	As of December 31,
	2020	2019
Long Top Limited	$-	$315,173

Schedule of amounts due to related parties
		As of December 31,
		2020	2019
Tu Jingyi	(b)	$88,047	$67,139
Shenzhen Junwei Investment Development Company Limited	(a)	225,085	224,766
Guardforce 3 Limited	(a)	-	5,751
Shenzhen Douguaer Investment Partnership	(a)	-	1,728
Guardforce Holdings (HK) Limited	(c)	156,782	-
Profit Raider Investment Limited	(b)	1,136,664	-
Guardforce Aviation Security Company Limited	(d)	1,224	-
Guardforce Security (Thailand) Company Limited	(d)	62,667	-
		$1,670,469	$299,384

Schedule of short-term borrowings from related party
		As of December 31,
		2020	2019
Guardforce Holdings (HK) Limited	(a)	$-	$1,499,998
Tu Jingyi	(b)	-	1,437,303
		$-	$2,937,301

Schedule of long-term borrowings from related party
		As of December 31,
		2020	2019
Guardforce Holdings (HK) Limited	(a)	$4,140,500	$-
Tu Jingyi	(b)	1,437,303	-
Profit Raider Investment Limited	(c)	13,508,009	-
		$19,085,812	$-

Schedule of related party transactions
		For the years ended December 31,
	Nature	2020	2019
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$714,625	$415,604
Guardforce Aviation Security Company Limited	(b)	13,190	4,219
Perfekt Technology & System Co., Ltd.	(c)	35,842	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(d)	1,584,873	-
Profit Raider Investment Limited	(e)	150,000	-
		$2,498,530	$419,823

Service/ Products delivered to related parties:
Bangkok Bank Public Company Limited	(f)	$9,726	$-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission	(g)	158,487	-
Guardforce Limited – Sales	(h)	205,589	-
		$373,802	$-